Corporate and Group information	12 Months Ended
Dec. 31, 2022
Disclosure Of Corporate And Group Information [Abstract]
Corporate and Group information

1. Corporate and Group information

This section provides general corporate and group information about Pharvaris N.V. and its subsidiaries.

1.1 Corporate information

The consolidated financial statements of Pharvaris N.V. (the "Company" or "Pharvaris") and its subsidiaries (collectively, "The Group") for the year ended December 31, 2022 were authorized for issue in accordance with a resolution of the directors on April 5, 2023.

Pharvaris N.V. was incorporated on September 30, 2015 and is based in Leiden, the Netherlands. The Company’s registered office is located at Emmy Noetherweg 2, Leiden. The Company has been registered at the Chamber of Commerce under file number 64239411.

Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases.

1.2 Group information

Subsidiaries

The consolidated financial statements of the Group include:

			% of equity interest
Name	Legal seat	Country of incorporation	2022	2021
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%

Pharvaris, Inc. and Pharvaris GmbH were incorporated on January 31, 2020 and March 27, 2020 respectively. Pharvaris, Inc. acts as a service provider to the principal Company of the Group. Pharvaris GmbH is the principal Company of the Group starting April 1, 2020. The principal Company faces the market/external parties and makes all operational group decisions.

The ultimate parent company

The ultimate parent company of the Group is Pharvaris N.V., which is based in the Netherlands.